Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,564,607.07

Principal:
Principal Collections	$14,153,441.11
Prepayments in Full	$8,945,063.59
Liquidation Proceeds	$136,649.88
Recoveries	$31,462.85
Sub Total	$23,266,617.43
Collections	$24,831,224.50

Purchase Amounts:
Purchase Amounts Related to Principal	$308,740.98
Purchase Amounts Related to Interest	$1,778.42
Sub Total	$310,519.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,141,743.90

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,141,743.90
Servicing Fee	$384,864.01	$384,864.01	$0.00	$0.00	$24,756,879.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,756,879.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,756,879.89
Interest - Class A-3 Notes	$114,567.06	$114,567.06	$0.00	$0.00	$24,642,312.83
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$24,568,637.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,568,637.16
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$24,532,136.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,532,136.66
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$24,503,195.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,503,195.66
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$24,463,292.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,463,292.16
Regular Principal Payment	$22,840,221.43	$22,840,221.43	$0.00	$0.00	$1,623,070.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,623,070.73
Residual Released to Depositor	$0.00	$1,623,070.73	$0.00	$0.00	$0.00
Total		$25,141,743.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,840,221.43
Total					$22,840,221.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,840,221.43	$56.20	$114,567.06	$0.28	$22,954,788.49	$56.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$22,840,221.43	$17.02	$293,587.73	$0.22	$23,133,809.16	$17.24

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$241,193,802.44	0.5934887	$218,353,581.01	0.5372874
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$449,603,802.44	0.3350726	$426,763,581.01	0.3180507

Pool Information
Weighted Average APR	4.281%	4.284%
Weighted Average Remaining Term	35.20	34.36
Number of Receivables Outstanding	31,422	30,617
Pool Balance	$461,836,811.20	$438,101,261.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$449,765,645.85	$426,763,581.01
Pool Factor	0.3413070	0.3237660

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$11,337,680.01
Targeted Overcollateralization Amount	$11,337,680.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,337,680.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		71	$191,654.62
(Recoveries)		90	$31,462.85
Net Losses for Current Collection Period			$160,191.77
Cumulative Net Losses Last Collection Period			$5,228,122.42
Cumulative Net Losses for all Collection Periods			$5,388,314.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.57%	386	$6,894,230.43
61-90 Days Delinquent	0.11%	28	$488,256.22
91-120 Days Delinquent	0.08%	17	$349,147.14
Over 120 Days Delinquent	0.16%	38	$720,800.86
Total Delinquent Receivables	1.93%	469	$8,452,434.65

Repossession Inventory:
Repossessed in the Current Collection Period		14	$285,855.65
Total Repossessed Inventory		21	$445,006.58

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0247%
Preceding Collection Period			0.2386%
Current Collection Period			0.4272%
Three Month Average			0.2302%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2414%
Preceding Collection Period			0.2769%
Current Collection Period			0.2711%
Three Month Average			0.2631%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer